John Deere Owner Trust 2022-B				EXHIBIT 99.2
Statement to Certificateholders

$313,000,000 Class A-1 2.87600% Asset Backed Notes due July 17, 2023
$411,000,000 Class A-2 3.73% Asset Backed Notes due June 16, 2025
$411,000,000 Class A-3 3.74% Asset Backed Notes due February 16, 2027
$86,166,000 Class A-4 3.80% Asset Backed Notes due May 15, 2029
$31,312,740 Overcollateralization

Payment Date:				15-Dec-22

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$28,871,349.37
		per $1,000 original principal amount:		$92.24

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$28,871,349.37

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$372,020.34
			per $1,000 original principal amount:	$1.19

		(ii)	Class A-2 Notes:	$1,277,525.00
			per $1,000 original principal amount:	$3.11

		(iii)	Class A-3 Notes:	$1,280,950.00
			per $1,000 original principal amount:	$3.12

		(iv)	Class A-4 Notes:	$272,859.00
			per $1,000 original principal amount:	$3.17

		(v)	Total:	$3,203,354.34

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$1,149,662,701.88

	(b)	Note Value at end of related Collection Period:		$1,065,831,454.45

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$31,312,740.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$126,352,714.63
		(ii)	A-1 Note Pool Factor:	0.4036828

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$411,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$411,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$86,166,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$986,847.62
		(i) per $1,000 original principal amount:	$0.72
	(b)	Amount of Servicing Fee earned:	$986,847.62
	(c)	Amount of Servicing Fee paid:	$986,847.62
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$3,354,348.58

(11)	(i)	Amount in Reserve Account:	$12,524,787.00
	(ii)	Specified Reserve Account Balance:	$12,524,787.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,827,729.19
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.33%

(13)	(i)	Aggregate amount of net losses for the collection period:	$48,922.49
	(ii)	Cumulative amount of net losses:	$48,922.49
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,532,218.67
		(ii) % of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%